Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document And Entity Information [Abstract]
Entity Registrant Name	LINGERIE FIGHTING CHAMPIONSHIPS, INC.
Entity Central Index Key	0001407704
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2015